Equity and Earnings per Share - Unrecognized Compensation Expense (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards | shares	3,522,769
Amount | $	$ 29,327
Provisionally-Vested Class A Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average	1 year 2 months 12 days
Awards | shares	337,193
Amount | $	$ 3,101
Provisionally-Vested Class EX Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average	8 months 12 days
Awards | shares	974,447
Amount | $	$ 9,218
Director RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average	3 months 18 days
Awards | shares	75,000
Amount | $	$ 367
Employee RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average	1 year 7 months 6 days
Awards | shares	2,136,129
Amount | $	$ 16,641